UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7038
                                   --------

                           THE MONEY MARKET PORTFOLIOS
                           ---------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                ANNUAL REPORT 29

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                           -------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                           -------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------

Income from investment operations - net investment
 income ................................................         .014          .026          .059          .056          .051

Less distributions from net investment income ..........        (.014)        (.026)        (.059)        (.056)        (.051)
                                                           -------------------------------------------------------------------

Net asset value, end of year ...........................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------


Total return a .........................................        1.41%         2.63%         6.08%         5.75%         5.18%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $5,331,200    $4,734,196    $4,490,919    $4,144,043    $3,672,404

Ratios to average net assets:

 Expenses ..............................................         .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver by affiliate ................         .15%          .16%          .16%          .16%          .15%

 Net investment income .................................        1.39%         2.56%         5.91%         5.65%         5.04%




a Total return is not annualized for periods less than one year.



30 |See notes to financial statements.|Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003



---------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 34.3%
  Bank of America NT & SA, Charlotte Branch, 1.24%, 10/20/03 - 10/21/03 ..........   $  100,000,000   $  100,000,000
  Bank of Nova Scotia, Portland Branch, 1.03% - 1.22%, 7/14/03 - 9/24/03 .........      150,000,000      150,000,000
  Banque Nationale De Paris, New York Branch, 1.02% - 1.35%, 9/26/03 - 4/13/04 ...      125,000,000      125,000,603
  Barclays Bank PLC, New York Branch, 1.24%, 8/04/03 - 10/31/03 ..................      125,000,000      125,001,872
  Bayerische Landesbank Girozen, New York Branch, 1.21% - 1.30%, 7/16/03 - 7/18/03      130,000,000      130,001,056
  Credit Agricole, New York Branch, .98% - 1.34%, 9/02/03 - 10/07/03 .............      150,000,000      150,002,221
  Danske Bank AS, New York Branch, 1.22%, 7/11/03 ................................       50,000,000       50,000,139
  Dexia Bank, New York Branch, .905% - 1.20%, 7/22/03 - 8/12/03 ..................      100,000,000      100,000,728
  Landesbank Hessen Thueringen Giro., New York Branch, 1.205%, 11/17/03 ..........       50,000,000       50,006,570
  Lloyds Bank PLC, New York Branch, .90% - 1.19%, 9/04/03 - 9/23/03 ..............       75,000,000       75,000,450
  Rabobank Nederland NV, New York Branch, 1.09%, 9/05/03 .........................       75,000,000       75,001,371
  Societe Generale North America, New York Branch, 1.24%, 7/16/03 ................       50,000,000       49,999,988
  State Street Corp., Boston Branch, 1.14%, 10/02/03 - 10/03/03 ..................      100,000,000      100,000,000
  Svenska Handelsbanken, New York Branch, 1.25% - 1.29%, 7/15/03 - 7/21/03 .......      125,000,000      125,001,353
  Toronto Dominion Bank, New York Branch, 1.21%, 7/25/03 .........................       75,000,000       75,000,499
  UBS AG, Chicago Branch, .92% - 1.305%, 9/26/03 - 4/16/04 .......................      150,000,000      150,001,205
  Wells Fargo Bank, NA, San Francisco Branch, 1.03% - 1.21%, 7/23/03 - 8/29/03 ...      200,000,000      200,000,000
                                                                                                      ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,830,018,055) ............................                     1,830,018,055
                                                                                                      ---------------

  Commercial Paper 34.8%
a American International Group I, .96% - 1.20%, 7/01/03 - 8/26/03 ................       31,000,000       30,977,600
a ANZ (Delaware) Inc., .99% - 1.24%, 7/07/03 - 8/18/03 ...........................      125,000,000      124,918,500
a Bank of Montreal, 1.20%, 7/10/03 - 7/11/03 .....................................      100,000,000       99,969,167
a Barclays U.S. Funding Corp., 1.04%, 8/25/03 ....................................       11,150,000       11,132,284
a Commonwealth Bank of Australia, 1.21% - 1.22%, 7/08/03 - 7/14/03 ...............      125,000,000      124,963,778
a Danske Corp., .92%, 9/19/03 ....................................................       25,000,000       24,948,889
a Den Danske Corp. Inc., 1.12% - 1.21%, 7/08/03 - 9/08/03 ........................       75,000,000       74,933,729
a Dupont De Nemours Inc., .95% - 1.18%, 7/21/03 - 9/08/03 ........................      113,650,000      113,512,041
a General Electric Capital Corp., .91% - 1.26%, 7/23/03 - 9/30/03 ................      165,100,000      164,776,900
a Hbos Treasury Services, .97% - 1.22%, 7/17/03 - 9/19/03 ........................      175,000,000      174,705,306
a Internationale Ned. U.S. Funding, 1.02% - 1.23%, 7/28/03 - 9/25/03 .............      150,000,000      149,807,847
a Merck & Co Inc., .95%, 8/20/03 .................................................       50,000,000       49,934,028
a Novartis Finance Corp., 1.19%, 7/30/03 .........................................       50,000,000       49,952,069
a Province of British Columbia, 1.18%, 8/13/03 ...................................       23,000,000       22,967,583
a Societe Generale NA Inc., .97% - 1.24%, 8/01/03 - 9/16/03 ......................      110,211,000      110,058,940
a Toronto Dominion Holdings, 1.05%, 8/11/03 ......................................       50,000,000       49,940,208
a Total Fina Elf Capital, 1.30%, 7/01/03 .........................................      200,000,000      200,000,000
a Toyota Motor Credit Corp., .91% - 1.20%, 7/10/03 - 7/23/03 .....................      128,297,000      128,235,395
a Westdeutsche Landesbank, .90% - 1.19%, 8/08/03 - 9/12/03 .......................       50,000,000       49,922,972
a Westpac Capital Corp., 1.21%, 10/09/03 - 10/10/03 ..............................      100,000,000       99,662,208
                                                                                                      ---------------
  Total Commercial Paper (Cost $1,855,319,444) ...................................                     1,855,319,444
                                                                                                      ---------------
  U.S. Government Agency Securities 21.5%
  Federal Home Loan Bank, .95% - 1.165%, 7/01/03 - 8/27/03 .......................       50,355,000       50,313,319
  Federal Home Loan Mortgage Corp., 1.04% - 1.39%, 7/28/03 - 12/31/03 ............      485,000,000      483,806,960
  Federal National Mortgage Association, 1.08% - 1.26%, 7/01/03 - 10/08/03 .......      610,778,000      609,915,681
                                                                                                      ---------------
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (COST $1,144,035,960) ..........................................................                     1,144,035,960
                                                                                                      ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
  (COST $4,829,373,459) ..........................................................                     4,829,373,459
                                                                                                      ---------------

                                                               Annual Report| 31

The Money Market Portfolios


---------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS 10.3%
  b ABN AMRO Bank, NV, New York Branch, 1.30%, 7/01/03
    (Maturity Value $180,006,500) ......................................................   $180,000,000    $   180,000,000
     Collateralized by U.S. Government Agency Coupons
  b Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $93,917,791) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $93,917,687) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, 1.25%, 7/01/03 (Maturity Value $180,006,250) ...................    180,000,000        180,000,000
     Collateralized by U.S. Government Agency Coupons
                                                                                                           ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $547,830,000) ....................................                       547,830,000
                                                                                                           ----------------
    TOTAL INVESTMENTS (COST $5,377,203,459) 100.9% .....................................                     5,377,203,459
    OTHER ASSETS, LESS LIABILITIES (.9)% ...............................................                       (46,003,746)
                                                                                                           ----------------
    NET ASSETS 100.0% ..................................................................                   $ 5,331,199,713
                                                                                                           ----------------

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
bSee Note 1(b) regarding repurchase agreements.

32 |See notes to financial statements.|Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                    --------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                                      2003        2002        2001        2000        1999
                                                                    --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------
Income from investment operations - net investment income ........     .013        .024        .056        .054        .049

Less distributions from net investment income ....................    (.013)      (.024)      (.056)      (.054)      (.049)
                                                                    --------------------------------------------------------
Net asset value, end of year .....................................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------


Total return a ...................................................    1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................. $201,758    $226,676    $186,718    $221,993    $258,458

Ratios to average net assets:

 Expenses ........................................................     .15%        .15%        .15%        .15%        .15%

 Expenses excluding waiver by affiliate ..........................     .16%        .16%        .16%        .16%        .15%

 Net investment income ...........................................    1.34%       2.33%       5.63%       5.36%       4.84%

aTotal return is not annualized for periods less than one year.

                            Annual Report|See notes to financial statements.| 33

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003


--------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                  PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 48.5%
    U.S. Treasury Bill, 7/03/03 .......................................................     $  5,000,000    $    4,999,707
    U.S. Treasury Bill, 7/10/03 .......................................................        5,000,000         4,998,469
    U.S. Treasury Bill, 7/31/03 .......................................................        5,000,000         4,995,146
    U.S. Treasury Bill, 8/21/03 .......................................................        5,000,000         4,992,775
    U.S. Treasury Bill, 8/28/03 .......................................................        5,000,000         4,991,139
    U.S. Treasury Bill, 9/04/03 .......................................................       10,000,000         9,980,410
    U.S. Treasury Bill, 9/11/03 .......................................................       10,000,000         9,981,600
    U.S. Treasury Bill, 10/09/03 ......................................................       10,000,000         9,968,056
    U.S. Treasury Bill, 10/16/03 ......................................................        5,000,000         4,987,517
    U.S. Treasury Bill, 11/20/03 ......................................................        5,000,000         4,979,883
    U.S. Treasury Bill, 12/04/03 ......................................................       10,000,000         9,959,592
    U.S. Treasury Bill, 12/18/03 ......................................................        5,000,000         4,978,750
    U.S. Treasury Bill, 1/02/04 .......................................................        5,000,000         4,976,363
    U.S. Treasury Note, 2.75%, 9/30/03 ................................................        5,000,000         5,016,645
    U.S. Treasury Note, 3.25%, 12/31/03 ...............................................        5,000,000         5,049,707
    U.S. Treasury Note, 3.38%, 4/30/04 ................................................        3,000,000         3,052,187
                                                                                                            ---------------
    Total Government Securities (Cost $97,907,946).....................................                         97,907,946
                                                                                                            ---------------

    REPURCHASE AGREEMENTS 56.4%
  a ABN AMRO Bank, N.V., New York Branch, 1.08%, 7/01/03
    (Maturity Value $10,000,300) ......................................................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Notes
  a Banc of America Securities LLC, .97%, 7/01/03 (Maturity Value
    $7,000,189) .......................................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Barclays Capital Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) .................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Bear, Stearns & Co. Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) ..............        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $29,395,874).......................................................................       29,395,000        29,395,000
     Collateralized by U.S. Treasury Notes
  a Dresdner Kleinwort Wasserstein Securities LLC, 1.00%, 7/01/03
    (Maturity Value $7,000,194) .......................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Goldman, Sachs, & Co., 1.07%, 7/01/03 (Maturity Value $7,000,208)  ................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $29,390,841)  .....................................................................       29,390,000        29,390,000
     Collateralized by U.S. Treasury Notes
  a UBS Securities LLC, 1.08%, 7/01/03 (Maturity Value $10,000,300)  ..................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Bills
                                                                                                            ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $113,785,000) ...................................                        113,785,000
                                                                                                            ---------------

    TOTAL INVESTMENTS (COST $211,692,946) 104.9% ......................................                        211,692,946
    OTHER ASSETS, LESS LIABILITIES (4.9%)  ............................................                         (9,934,917)
                                                                                                            ---------------

    NET ASSETS 100.0% .................................................................                     $  201,758,029
                                                                                                            ---------------

aSee Note 1(b) regarding repurchase agreements.

34 |See notes to financial statements.|Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003


                                                                                         ----------------------------------
                                                                                                               THE U.S.
                                                                                                              GOVERNMENT
                                                                                                  THE         SECURITIES
                                                                                             MONEY MARKET    MONEY MARKET
                                                                                               PORTFOLIO       PORTFOLIO
                                                                                         ----------------------------------
Assets:
 Investments in securities, at value and cost .......................................    $ 4,829,373,459   $    97,907,946
 Repurchase agreements, at value and cost ...........................................        547,830,000       113,785,000
 Cash ...............................................................................                 --             5,321
 Interest receivable                                                                           3,422,596            55,391
                                                                                         ----------------------------------
      Total assets                                                                         5,380,626,055       211,753,658
Liabilities:
 Payables:
  Investment securities purchased ...................................................                 --         9,956,213
  Affiliates ........................................................................            649,120            20,470
 Funds advanced by custodian ........................................................         48,717,550                --
 Other liabilities ..................................................................             59,672            18,946
                                                                                         ----------------------------------
      Total liabilities .............................................................         49,426,342         9,995,629
                                                                                         ----------------------------------
Net assets, at value ................................................................    $ 5,331,199,713      $201,758,029
                                                                                         ----------------------------------
Shares outstanding ..................................................................      5,331,199,713       201,758,029
                                                                                         ----------------------------------
Net asset value per share ...........................................................              $1.00             $1.00
                                                                                         ----------------------------------



                            Annual Report|See notes to financial statements.| 35

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the year ended June 30, 2003

                                                                                             ------------------------------
                                                                                                                THE U.S.
                                                                                                               GOVERNMENT
                                                                                                   THE         SECURITIES
                                                                                              MONEY MARKET    MONEY MARKET
                                                                                                PORTFOLIO       PORTFOLIO
                                                                                             ------------------------------
Investment income:
 Interest .............................................................................      $ 81,056,516    $   3,206,342
                                                                                             ------------------------------
Expenses:
 Management fees (Note 3) .............................................................         7,877,475          322,526
 Custodian fees .......................................................................            51,156            2,206
 Professional fees ....................................................................            53,677           19,963
 Other ................................................................................            83,273            3,266
                                                                                             ------------------------------
      Total expenses ..................................................................         8,065,581          347,961
      Expenses waived by affiliate (Note 3) ...........................................          (185,571)         (25,474)
                                                                                             ------------------------------
       Net expenses ...................................................................         7,880,010          322,487
                                                                                             ------------------------------
        Net investment income .........................................................        73,176,506        2,883,855
                                                                                             ------------------------------
Net realized gain (loss) from investments .............................................            19,063               --
                                                                                             ------------------------------
Net increase (decrease) in net assets resulting from operations .......................      $ 73,195,569    $   2,883,855
                                                                                             ------------------------------



36 |See notes to financial statements.|Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002

                                                      ---------------------------------------------------------------------
                                                                                             THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                            2003             2002                 2003           2002
                                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $    73,176,506   $  125,672,808       $   2,883,855   $   5,015,722
  Net realized gain (loss) from investments........            19,063           83,083                  --              --
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..................        73,195,569      125,755,891           2,883,855       5,015,722
 Distributions to shareholders from net investment
  income ..........................................       (73,195,569) a  (125,755,891) b       (2,883,855)     (5,015,722)
 Capital share transactions (Note 2) ..............       597,003,871      243,276,615         (24,918,467)     39,958,367
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets........       597,003,871      243,276,615         (24,918,467)     39,958,367
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ...............................     4,734,195,842    4,490,919,227         226,676,496     186,718,129
                                                      ---------------------------------------------------------------------
  End of year .....................................   $ 5,331,199,713   $4,734,195,842        $201,758,029  $  226,676,496
                                                      ---------------------------------------------------------------------


aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investments of $83,083.



                            Annual Report|See notes to financial statements.| 37

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.



38 |Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Portfolios' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.


                                                               Annual Report| 39

The Money Market Portfolios

2. SHARES OF BENEFICIAL INTEREST


At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                              THE U.S.
                                                                             GOVERNMENT
                                                                THE          SECURITIES
                                                           MONEY MARKET     MONEY MARKET
                                                             PORTFOLIO        PORTFOLIO
                                                         ---------------------------------
Year ended June 30, 2003
 Shares sold .........................................   $ 6,279,565,500   $  309,427,987
 Shares issued in reinvestment of distributions ......        73,193,516        2,884,175
 Shares redeemed .....................................    (5,755,755,145)    (337,230,629)
                                                         ---------------------------------
 Net increase (decrease) .............................   $   597,003,871   $  (24,918,467)
                                                         =================================
Year ended June 30, 2002
 Shares sold .........................................   $ 7,836,706,875   $  356,762,722
 Shares issued in reinvestment of distributions ......       125,757,515        5,017,250
 Shares redeemed .....................................    (7,719,187,775)    (321,821,605)
                                                         ---------------------------------
 Net increase (decrease) .............................   $   243,276,615   $   39,958,367
                                                         =================================


40 |Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                    ---------------------------------
                                                                                      Percentage of
                                                                       Shares      Outstanding Shares
                                                                    ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio              2,998,841,506        56.25%
Franklin Money Fund                                                 1,959,838,113        36.76%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund           231,177,015         4.34%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund                                                           141,343,079         2.65%

At June 30, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                    ---------------------------------
                                                                                      Percentage of
                                                                       Shares      Outstanding Shares
                                                                    ---------------------------------
Franklin Federal Money Fund                                           125,651,937        62.28%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio                                                76,106,092        37.72%


                                                               Annual Report| 41

The Money Market Portfolios

4. INCOME TAXES


The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                                                                      THE U.S.
                                                                                     GOVERNMENT
                                                        THE                          SECURITIES
                                                   MONEY MARKET                     MONEY MARKET
                                                     PORTFOLIO                        PORTFOLIO
                                           --------------------------------------------------------------
                                               2003             2002               2003           2002
                                           --------------------------------------------------------------
Distributions paid from ordinary income    $73,195,569      $125,755,891        $2,883,855     $5,015,722
                                           ==============================================================

At June 30, 2003, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                           The U.S.
                                                          Government
                                             The          Securities
                                        Money Market     Money Market
                                          Portfolio        Portfolio
                                       -------------------------------
Cost of investments                    $5,377,203,459    $ 211,692,946
                                       ===============================

Undistributed ordinary income          $        6,843    $          --
                                       ===============================


42 |Annual Report

The Money Market Portfolios

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003

                                                               Annual Report| 43

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1992       105                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and
 FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
 1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1992       132                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
 Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
--------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Trustee        Since 1998       46                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public
 Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
--------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1992       133                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------
 Frank W.T. LaHaye (74)        Trustee        Since 1992       105                        Director, The California Center
 One Franklin Parkway                                                                     for Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
--------------------------------------------------------------------------------------------------------------------------



44 |Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                 Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI WorldCom,
                                                                                          Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-2002).
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
 FORMERLY, Chairman, White River Corporation (financial services) (1993-1998)
 and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
 National Association of Securities Dealers, Inc.
 (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee and    Trustee since    132                        None
 One Franklin Parkway          Chairman of    1992 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since    115                        None
 One Franklin Parkway          President and  1992 and
 San Mateo, CA 94403-1906      Chief          President and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------


                                                               Annual Report| 45

---------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President Since 1992       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
 Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
 Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC;
 President and Director, Franklin Advisers, Inc.; Executive Vice President,
 Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice    Since 2002      Not Applicable             None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief
 Fort Lauderdale, FL 33394-3091 Executive
                                Officer -
                                Finance and
                                Administration
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity
 Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------


46 |Annual Report


---------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)         Vice President  Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue               -AML                                                        Chemicals, Inc. and Lingnan
 Rockefeller Center             Compliance                                                  Foundation.
 New York, NY 10048-0772
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
 International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)   Treasurer and   Treasurer since  Not Applicable             None
 One Franklin Parkway           Chief Financial 2000 and Chief
 San Mateo, CA 94403-1906       Officer         Financial Officer
                                                since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)         Vice President Since 2000        Not Applicable             None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                               Annual Report| 47


ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    August 30, 2003